COST OF REVENUES - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 62,872	$ 40,165	$ 24,825
Cost of recurring revenue	50,604	30,805	16,778
Total cost of revenues	$ 113,476	$ 70,970	$ 41,603